Trade Payables (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable [Line Items]
Notes	¥ 16,706	¥ 14,112
Accounts	261,549	296,102
Trade payables (Note 10)	¥ 278,255	¥ 310,214